VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

		Par (000’s)	Value
CORPORATE BONDS: 29.4%
Argentina: 1.6%
YPF SA 144A 4.00%, 02/12/26 (s)	USD	117	$104,500
YPF SA Reg S 8.50%, 07/28/25	USD	204	174,770
			279,270
Bahrain: 0.5%
Oil and Gas Holding Co. BSCC/ The Reg S 7.50%, 10/25/27	USD	86	90,858
Brazil: 0.9%
CSN Inova Ventures Reg S 6.75%, 01/28/28	USD	158	163,905
China: 1.0%
China Evergrande Group Reg S 8.25%, 03/23/22	USD	338	45,630
Kaisa Group Holdings Ltd. Reg S 8.50%, 06/30/22	USD	292	54,458
Sunac China Holdings Ltd. Reg S 8.35%, 04/19/23	USD	256	76,288
			176,376
Colombia: 1.7%
Colombia Telecomunicaciones SA ESP Reg S 4.95%, 07/17/30	USD	141	129,413
Ecopetrol SA 4.62%, 11/02/31	USD	31	28,202
Promigas SA ESP / Gases del Pacifico SAC Reg S 3.75%, 10/16/29	USD	144	130,691
			288,306
Georgia: 1.4%
Georgia Global Utilities JSC 144A 7.75%, 07/30/25	USD	173	173,865
Silknet JSC 144A 8.38%, 01/31/27	USD	80	78,400
			252,265
Hong Kong: 0.3%
Shimao Group Holdings Ltd. Reg S 5.60%, 07/15/26	USD	200	58,000
India: 1.0%
Periama Holdings LLC Reg S 5.95%, 04/19/26	USD	162	165,361
Indonesia: 0.7%
Star Energy Geothermal Wayang Windu Ltd. Reg S 6.75%, 04/24/33	USD	121	127,645
Ireland: 0.8%
Aragvi Finance International DAC 144A 8.45%, 04/29/26	USD	175	142,625
		Par (000’s)	Value
Israel: 0.5%
Israel Electric Corp. Ltd. 144A Reg S 4.25%, 08/14/28	USD	86	$86,895
Kazakhstan: 0.6%
Development Bank of Kazakhstan JSC 144A 10.95%, 05/06/26	KZT	61,500	109,657
Malaysia: 1.6%
Petronas Capital Ltd. Reg S
2.48%, 01/28/32 †	USD	151	140,855
3.50%, 04/21/30	USD	136	138,669
			279,524
Mauritius: 0.9%
India Clean Energy Holdings 144A 4.50%, 04/18/27	USD	176	161,480
Mexico: 5.8%
America Movil SAB de CV 144A 5.38%, 04/04/32	USD	87	87,616
Corp. GEO SAB de CV Reg S 9.25%, 06/30/20 (d)	USD	120	2
Cydsa SAB de CV Reg S 6.25%, 10/04/27	USD	133	129,276
Petróleos Mexicanos
6.49%, 01/23/27	USD	396	403,146
6.62%, 06/15/35	USD	342	307,150
7.69%, 01/23/50	USD	97	84,895
			1,012,085
Nigeria: 1.0%
SEPLAT Energy Plc 144A 7.75%, 04/01/26 †	USD	178	171,628
Saudi Arabia: 1.9%
Dar Al-Arkan Sukuk Co. Ltd. Reg S 6.75%, 02/15/25	USD	169	170,126
Saudi Arabian Oil Co. 144A 1.62%, 11/24/25	USD	169	160,576
			330,702
Singapore: 0.8%
SingTel Group Treasury Pte Ltd. Reg S 2.38%, 08/28/29	USD	151	142,922
South Africa: 1.8%
Eskom Holdings SOC Ltd. 144A 8.45%, 08/10/28	USD	321	313,901
South Korea: 0.7%
LG Chem Ltd. Reg S 2.38%, 07/07/31	USD	144	130,027
Taiwan: 0.5%
TSMC Global Ltd. Reg S 2.25%, 04/23/31	USD	86	78,786
Thailand: 0.9%
GC Treasury Center Co. Ltd. 144A 4.40%, 03/30/32	USD	70	71,132

1

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s)	Value
Thailand (continued)
GC Treasury Center Co. Ltd. Reg S 2.98%, 03/18/31 †	USD	26	$23,862
PTTEP Treasury Center Co. Ltd. Reg S 2.59%, 06/10/27	USD	68	65,224
			160,218
United Arab Emirates: 1.0%
Alpha Star Holding III Ltd. Reg S 6.25%, 04/20/22	USD	178	178,190
United States: 0.7%
AES Panama Generation Holdings SRL Reg S 4.38%, 05/31/30	USD	128	122,178
Uzbekistan: 0.8%
Uzauto Motors AJ 144A 4.85%, 05/04/26	USD	163	145,478
Total Corporate Bonds (Cost: $5,895,891)			5,168,282

GOVERNMENT OBLIGATIONS: 68.2%
Angola: 0.6%
Angolan Government International Bond 144A 9.50%, 11/12/25	USD	92	100,956
Argentina: 1.3%
Argentine Republic Government International Bond 2.50%, 07/09/41 (s)	USD	652	229,152
Armenia: 0.1%
Republic of Armenia Treasury Bonds 8.00%, 10/29/31	AMD	11,037	18,898
Azerbaijan: 0.5%
Republic of Azerbaijan International Bond Reg S 3.50%, 09/01/32	USD	94	87,925
Bolivia: 0.1%
Bolivian Government International Bond Reg S 4.50%, 03/20/28	USD	22	19,360
Brazil: 7.4%
Brazil Notas do Tesouro Nacional Serie F
10.00%, 01/01/23	BRL	2,534	534,925
10.00%, 01/01/33	BRL	1,291	250,918
Brazil Notas do Tesouro Nacional, Series F 10.00%, 01/01/31	BRL	2,557	505,533
			1,291,376
Chile: 3.0%
Bonos de la Tesoreria de la Republica en pesos 144A Reg S
		Par (000’s)	Value
Chile (continued)
5.80%, 06/01/24	CLP	415,000	$524,540
Colombia: 3.4%
Colombia Government International Bond
3.12%, 04/15/31	USD	94	79,759
6.12%, 01/18/41	USD	81	78,960
Colombian TES 7.50%, 08/26/26	COP	1,759,000	436,583
			595,302
Costa Rica: 0.4%
Costa Rica Government International Bond Reg S 6.12%, 02/19/31	USD	61	61,839
Czech Republic: 1.9%
Czech Republic Government Bond 1.20%, 03/13/31	CZK	5,630	207,272
Czech Republic Government Bond Reg S
0.95%, 05/15/30	CZK	1,320	48,509
1.00%, 06/26/26	CZK	2,030	80,707
			336,488
Dominican Republic: 0.9%
Dominican Republic International Bond 144A 5.50%, 02/22/29	USD	18	17,883
Dominican Republic International Bond Reg S
5.95%, 01/25/27	USD	64	65,921
6.85%, 01/27/45 †	USD	83	82,274
			166,078
Ecuador: 2.7%
Ecuador Government International Bond 144A 5.00%, 07/31/30 (s)	USD	128	107,521
Ecuador Government International Bond Reg S 5.00%, 07/31/30 (s)	USD	444	372,965
			480,486
Gabon: 0.2%
Gabon Government International Bond 144A 6.95%, 06/16/25	USD	28	28,487
Georgia: 0.5%
Georgia Treasury Bond 8.00%, 02/04/23	GEL	256	82,183
Ghana: 1.6%
Ghana Government International Bond 144A
8.12%, 01/18/26	USD	203	172,968
8.62%, 04/07/34	USD	161	115,317
			288,285
Guatemala: 0.4%
Guatemala Government Bond Reg S 4.50%, 05/03/26	USD	66	67,152

2

		Par (000’s)	Value
Hungary: 2.3%
Hungary Government International Bond Reg S 3.12%, 09/21/51	USD	476	$400,449
Indonesia: 4.9%
Indonesia Treasury Bond
5.50%, 04/15/26	IDR	3,793,000	265,102
7.00%, 09/15/30	IDR	4,765,000	338,040
7.50%, 06/15/35	IDR	3,548,000	254,026
			857,168
Israel: 0.5%
Israel Government Bond 1.50%, 05/31/37	ILS	327	89,371
Ivory Coast: 0.3%
Ivory Coast Government International Bond Reg S 5.75%, 12/31/32 (s)	USD	46	45,265
Jamaica: 0.7%
Jamaica Government International Bond 6.75%, 04/28/28	USD	109	120,445
Jordan: 0.3%
Jordan Government International Bond 144A 4.95%, 07/07/25 †	USD	51	50,945
Kazakhstan: 0.8%
Kazakhstan Government Bond - MEUKAM 10.40%, 05/19/27	KZT	66,317	132,389
Kenya: 0.4%
Republic of Kenya Government International Bond 144A 7.00%, 05/22/27	USD	67	64,753
Kuwait: 0.5%
Kuwait International Government Bond Reg S 3.50%, 03/20/27	USD	86	89,663
Malaysia: 3.7%
Malaysia Government Bond 3.48%, 06/14/24	MYR	2,143	516,008
Malaysia Sovereign Sukuk Bhd Reg S 3.04%, 04/22/25	USD	131	131,542
			647,550
Mongolia: 0.1%
Mongolia Government International Bond Reg S 5.12%, 04/07/26	USD	16	15,828
Morocco: 0.2%
Morocco Government International Bond 144A 2.38%, 12/15/27 †	USD	48	43,919
Oman: 1.7%
Oman Government International Bond 144A
		Par (000’s)	Value
Oman (continued)
6.25%, 01/25/31 †	USD	277	$294,011
Paraguay: 0.5%
Paraguay Government International Bond Reg S 4.95%, 04/28/31	USD	86	90,193
Peru: 3.4%
Peru Government Bond
5.35%, 08/12/40	PEN	1,102	247,462
6.15%, 08/12/32	PEN	1,316	345,175
			592,637
Philippines: 2.8%
Philippine Government International Bond
3.90%, 11/26/22	PHP	17,571	339,163
6.25%, 01/14/36	PHP	6,908	146,664
			485,827
Poland: 2.9%
Republic of Poland Government Bond
2.50%, 07/25/26	PLN	1,214	255,325
4.00%, 10/25/23	PLN	1,123	261,780
			517,105
Qatar: 1.2%
Qatar Government International Bond Reg S 3.25%, 06/02/26	USD	215	219,419
Romania: 1.5%
Romanian Government International Bond 144A 4.00%, 02/14/51	USD	149	129,927
Romanian Government International Bond Reg S 4.00%, 02/14/51	USD	150	130,799
			260,726
Saudi Arabia: 1.0%
Saudi Government International Bond 144A 4.62%, 10/04/47	USD	163	175,359
Senegal: 0.3%
Senegal Government International Bond 144A 6.25%, 05/23/33	USD	49	46,376
South Africa: 4.9%
Republic of South Africa Government Bond
8.50%, 01/31/37	ZAR	11,589	676,861
8.88%, 02/28/35	ZAR	3,032	186,526
			863,387
South Korea: 0.4%
Korea International Bond 1.75%, 10/15/31	USD	75	69,219
Sri Lanka: 1.0%
Sri Lanka Government International Bond Reg S 5.75%, 04/18/23	USD	78	39,034

3

VANECK VIP EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

		Par (000’s)	Value
Sri Lanka (continued)
5.88%, 07/25/22	USD	209	$142,120
			181,154
Thailand: 1.4%
Thailand Government Bond
0.95%, 06/17/25	THB	5,902	175,976
2.88%, 12/17/28	THB	1,998	62,767
			238,743
Tunisia: 0.9%
Tunisian Republic Reg S 6.75%, 10/31/23	EUR	203	163,739
United Arab Emirates: 0.4%
Abu Dhabi Government International Bond 144A 3.12%, 09/30/49	USD	78	71,614
Uruguay: 1.4%
Uruguay Government International Bond 8.25%, 05/21/31	UYU	6,584	153,694
Uruguay Government International Bond Reg S 8.50%, 03/15/28	UYU	3,864	92,219
			245,913
Uzbekistan: 0.3%
Republic of Uzbekistan International Bond 144A 14.00%, 07/19/24	UZS	720,000	55,460
Zambia: 2.5%
Zambia Government Bond
		Par (000’s)	Value
Zambia (continued)
13.00%, 01/25/31	ZMW	8,020	$271,200
13.00%, 09/20/31	ZMW	315	10,410
13.00%, 12/27/31	ZMW	1,120	36,696
14.00%, 05/31/36	ZMW	3,890	126,184
			444,490
Total Government Obligations (Cost: $11,826,156)			11,951,624

		Number of Shares
MONEY MARKET FUND: 2.1% (Cost: $363,047)
Invesco Treasury Portfolio - Institutional Class		363,047	363,047
Total Investments Before Collateral for Securities Loaned: 99.7% (Cost: $18,085,094)			17,482,953

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.6% (Cost: $800,815)
Money Market Fund: 4.6%
State Street Navigator Securities Lending Government Money Market Portfolio		800,815	800,815
Total Investments: 104.3% (Cost: $18,885,909)			18,283,768
Liabilities in excess of other assets: (4.3)%			(757,558)
NET ASSETS: 100.0%			$17,526,210

Definitions:

AMD	Armenian Dram
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GEL	Georgian Lari
IDR	Indonesian Rupiah
ILS	Israeli Shekel
KZT	Kazakhstan Tenge
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
THB	Thai Baht
USD	United States Dollar
UYU	Uruguayan Peso
UZS	Uzbekistani Som
ZAR	South African Rand
ZMW	Zambian Kwacha
4

Footnotes:

(s)	The rate shown reflects the rate in effect at the end of the reporting period. Coupon adjusts periodically based upon a predetermined schedule
†	Security fully or partially on loan. Total market value of securities on loan is $1,073,676.
(d)	Security in default
Reg S	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $3,807,789, or 21.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Basic Materials	3.9%	$683,564
Consumer Cyclicals	0.8	145,478
Consumer Non-Cyclicals	0.8	142,625
Energy	10.2	1,779,615
Financials	5.9	1,029,282
Government Activity	67.6	11,820,082
Industrials	0.4	78,400
Real Estate	1.1	188,746
Technology	1.3	221,708
Utilities	5.9	1,030,406
Money Market Fund	2.1	363,047
	100.0%	$17,482,953
5